                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-2010

Check here if Amendment [ ]; Amendment Number: ____
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street, Suite 1808
         New Orleans, LA 70130

13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George V. Young
Title: LLC Member
Phone: (504) 525-0808

Signature, Place, and Date of Signing:


       /s/ George V. Young               New Orleans, LA            7/26/2010
--------------------------------   --------------------------   ----------------
           [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number   Name

28-
   ------------   --------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           67

Form 13F Information Table Value Total:  $   636,015
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    13F File Number   Name

       28-
----      ------------   -----------------------------
[Repeat as necessary.]

                          St. Denis J. Villere Co., LLC
                                       13F
                                  June 30, 2010

COLUMN 1                        COLUMN 2      COLUMN 3        COLUMN 4      COLUMN 5  COLUMN 6  COLUMN 7       Column 8
--------                     -------------- ----------- ------------------- -------- ---------- -------- -------------------
                                                                                                           Voting Authority
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  -------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (X 1,000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
--------------               -------------- ----------- --------- --------- --- ---- ---------- -------- ---- --------- ----
LUMINEX CORP DEL             COM            55027E 10 2    55,213 3,403,999  Sh      OTHER                    3,403,999
3-D SYS CORP DEL             COM NEW        88554D 20 5    39,691 3,162,627  Sh      OTHER                    3,162,627
O REILLY AUTOMOTIVE INC      COM            686091 10 9    35,366   743,600  Sh      OTHER                      743,600
VARIAN MED SYS INC           COM            92220P 10 5    31,849   609,200  Sh      OTHER                      609,200
EPIQ SYS INC                 COM            26882D 10 9    30,911 2,390,644  Sh      OTHER                    2,390,644
POOL CORPORATION             COM            73278L 10 5    29,567 1,348,875  Sh      OTHER                    1,348,875
ABBOTT LABS                  COM            002824 10 0    28,782   615,253  Sh      OTHER                      615,253
PIONEER NAT RES CO           COM            723787 10 7    23,418   393,917  Sh      OTHER                      393,917
BE AEROSPACE INC             COM            073302 10 1    23,013   904,950  Sh      OTHER                      904,950
CARTER INC                   COM            146229 10 9    22,587   860,450  Sh      OTHER                      860,450
FEDEX CORP                   COM            31428X 10 6    21,899   312,350  Sh      OTHER                      312,350
MCDONALDS CORP               COM            580135 10 1    19,919   302,400  Sh      OTHER                      302,400
EURONET WORLDWIDE INC        COM            298736 10 9    19,803 1,548,345  Sh      OTHER                    1,548,345
CULLEN FROST BANKERS INC     COM            229899 10 9    19,248   374,475  Sh      OTHER                      374,475
PHI INC                      COM NON VTG    69336T 20 5    18,819 1,335,634  Sh      OTHER                    1,335,634
SMUCKER J M CO               COM NEW        832696 40 5    17,703   293,975  Sh      OTHER                      293,975
NIC INC                      COM            62914B 10 0    16,912 2,638,450  Sh      OTHER                    2,638,450
SUPERIOR ENERGY SVCS INC     COM            868157 10 8    16,120   863,400  Sh      OTHER                      863,400
BANK OF AMERICA CORPORATION  COM            060505 10 4    12,889   896,932  Sh      OTHER                      896,932
GULF ISLAND FABRICATION INC  COM            402307 10 2    12,775   823,100  Sh      OTHER                      823,100
SCHLUMBERGER LTD             COM            806857 10 8    12,345   223,070  Sh      OTHER                      223,070
ION GEOPHYSICAL CORP         COM            462044 10 8    10,627 3,053,850  Sh      OTHER                    3,053,850
AMERICAN VANGUARD CORP       COM            030371 10 8     9,254 1,166,912  Sh      OTHER                    1,166,912
FLOWERS FOODS INC            COM            343498 10 1     8,442   345,550  Sh      OTHER                      345,550
SOUTHWESTERN ENERGY CO       COM            845467 10 9     6,803   176,050  Sh      OTHER                      176,050
WELLS FARGO & CO NEW         COM            949746 10 1     6,740   263,282  Sh      OTHER                      263,282
COLLECTIVE BRANDS INC        COM            19421W 10 0     6,724   425,550  Sh      OTHER                      425,550
WESTAR ENERGY INC            COM            95709T 10 0     6,355   294,075  Sh      OTHER                      294,075
HANCOCK HLDG CO              COM            410120 10 9     5,973   179,046  Sh      OTHER                      179,046
JOHNSON & JOHNSON            COM            478160 10 4     5,798    98,170  Sh      OTHER                       98,170
JPMORGAN CHASE & CO          COM            46625H 10 0     5,762   157,378  Sh      OTHER                      157,378
CERNER CORP                  COM            156782 10 4     5,084    66,998  Sh      OTHER                       66,998
TIDEWATER INC                COM            886423 10 2     4,282   110,600  Sh      OTHER                      110,600

                          St. Denis J. Villere Co., LLC
                                       13F
                                  June 30, 2010

GOLDMAN SACHS GROUP INC      COM            38141G 10 4     4,214    32,100  Sh      OTHER                       32,100
EXXON MOBIL CORP             COM            30231G 10 2     3,779    66,219  Sh      OTHER                       66,219
PHI INC                      COM VTG        69336T 10 6     3,666   243,569  Sh      OTHER                      243,569
MURPHY OIL CORP              COM            626717 10 2     3,587    72,384  Sh      OTHER                       72,384
PROCTER & GAMBLE CO          COM            742718 10 9     3,570    59,525  Sh      OTHER                       59,525
VERIZON COMMUNICATIONS INC   COM            92343V 10 4     2,958   105,562  Sh      OTHER                      105,562
CLECO CORP NEW               COM            12561W 10 5     2,842   107,600  Sh      OTHER                      107,600
COCA COLA CO                 COM            191216 10 0     2,546    50,800  Sh      OTHER                       50,800
BALDOR ELEC CO               COM            057741 10 0     2,262    62,700  Sh      OTHER                       62,700
BIO RAD LABS INC             CL A           090572 20 7     1,920    22,200  Sh      OTHER                       22,200
HENRY JACK & ASSOC INC       COM            426281 10 1     1,920    80,400  Sh      OTHER                       80,400
MICROSOFT CORP               COM            594918 10 4     1,891    82,180  Sh      OTHER                       82,180
AT&T INC                     COM            00206R 10 2     1,389    57,426  Sh      OTHER                       57,426
COLGATE PALMOLIVE CO         COM            194162 10 3       846    10,744  Sh      OTHER                       10,744
CHEVRON CORP NEW             COM            166764 10 0       730    10,762  Sh      OTHER                       10,762
ACTIVISION BLIZZARD INC      COM            00507V 10 9       719    68,500  Sh      OTHER                       68,500
PEPSICO INC                  COM            713448 10 8       709    11,630  Sh      OTHER                       11,630
MERCK & CO INC NEW           COM            58933Y 10 5       603    17,255  Sh      OTHER                       17,255
SCOTTS MIRACLE GRO CO        CL A           810186 10 6       524    11,800  Sh      OTHER                       11,800
CONOCOPHILLIPS               COM            20825C 10 4       432     8,799  Sh      OTHER                        8,799
AFLAC INC                    COM            001055 10 2       399     9,350  Sh      OTHER                        9,350
3M CO                        COM            88579Y 10 1       395     5,000  Sh      OTHER                        5,000
INTERNATIONAL BUSINESS MACHS COM            459200 10 1       377     3,055  Sh      OTHER                        3,055
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN 726503 10 5       370     6,300  Sh      OTHER                        6,300
ALLSTATE CORP                COM            020002 10 1       345    12,000  Sh      OTHER                       12,000
PNC FINL SVCS GROUP INC      COM            693475 10 5       333     5,900  Sh      OTHER                        5,900
TRAVELERS COMPANIES INC      COM            89417E 10 9       330     6,700  Sh      OTHER                        6,700
HEWLETT PACKARD CO           COM            428236 10 3       301     6,964  Sh      OTHER                        6,964
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259 20 6       293     5,840  Sh      OTHER                        5,840
NORFOLK SOUTHERN CORP        COM            655844 10 8       265     4,992  Sh      OTHER                        4,992
HOME DEPOT INC               COM            437076 10 2       250     8,900  Sh      OTHER                        8,900
MORGAN STANLEY               COM NEW        617446 44 8       234    10,082  Sh      OTHER                       10,082
KIMBERLY CLARK CORP          COM            494368 10 3       212     3,500  Sh      OTHER                        3,500
WHITNEY HLDG CORP            COM            966612 10 3       131    14,166  Sh      OTHER                       14,166
                                                          636,015